Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Prepayments and other current assets

6. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Rebate receivable from suppliers	197,775	168,406
Value-added tax (“VAT”) recoverable	133,727	140,798
Prepaid expenses	100,970	203,298
Deposits (1)	54,248	90,018
Interest receivables	58,756	53,833
Employee advances (2)	5,645	10,362
Others	39,229	57,376

Prepayment and other current assets	590,350	724,091
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.